UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Opportunities Fund

Institutional Class - CIOIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$48	0.95%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$314,211	244	$1,099	36%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

United Kingdom
23.4%
France
13.8%
Short-Term Investment(a)
12.0%
China
9.8%
Japan
8.0%
Germany
6.4%
Netherlands
5.1%
Taiwan
4.9%
India
4.1%
South Korea
3.9%
Italy
2.8%
Canada
2.5%
Other Countries
11.4%

Value	Value
Other Countries	11.4%
Canada	2.5%
Italy	2.8%
South Korea	3.9%
India	4.1%
Taiwan	4.9%
Netherlands	5.1%
Germany	6.4%
Japan	8.0%
China	9.8%
Short-Term InvestmentFootnote Reference(a)	12.0%
France	13.8%
United Kingdom	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(a)	Short-Term Investment was temporarily elevated at the end of the period due to cash flows.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	2.9%
Rolls-Royce Holdings PLC	2.7%
Alstom S.A.	2.6%
Reckitt Benckiser Group PLC	2.6%
Barclays PLC	2.5%
AstraZeneca PLC	2.2%
Renesas Electronics Corp.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Roche Holding AG	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIOIX-SAR-2025

Causeway Capital Management Trust

Causeway International Opportunities Fund

Investor Class - CIOVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$60	1.20%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$314,211	244	$1,099	36%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	11.4%
Canada	2.5%
Italy	2.8%
South Korea	3.9%
India	4.1%
Taiwan	4.9%
Netherlands	5.1%
Germany	6.4%
Japan	8.0%
China	9.8%
Short-Term InvestmentFootnote Reference(a)	12.0%
France	13.8%
United Kingdom	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(a)	Short-Term Investment was temporarily elevated at the end of the period due to cash flows.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	2.9%
Rolls-Royce Holdings PLC	2.7%
Alstom S.A.	2.6%
Reckitt Benckiser Group PLC	2.6%
Barclays PLC	2.5%
AstraZeneca PLC	2.2%
Renesas Electronics Corp.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Roche Holding AG	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIOVX-SAR-2025

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Other Information (Form N-CSRS Items 8-11) (Unaudited)	26

Schedule of Investments

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.1%
Adecoagro S.A.	22,998	$257

Belgium — 1.9%
Anheuser-Busch InBev S.A.	75,551	4,645
Syensqo S.A.	17,402	1,188
		5,833
Brazil — 0.9%
BB Seguridade Participacoes S.A.	20,400	144
C&A MODAS S.A. [1]	84,100	157
Cia de Saneamento de Minas Gerais Copasa MG	27,500	96
Cury Construtora e Incorporadora S.A.	59,100	253
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	67,500	282
Direcional Engenharia S.A.	51,400	282
Embraer S.A. ADR [1]	7,539	348
JBS SA	109,200	788
Vibra Energia S.A.	179,800	563
		2,913
Canada — 2.5%
Barrick Gold Corp.	69,400	1,347
Canadian Pacific Kansas City Ltd.	93,897	6,590
		7,937
China — 9.8%
3SBio Inc. [1]	361,000	555
Alibaba Group Holding Ltd. ADR	23,915	3,162
Atour Lifestyle Holdings Ltd. ADR	7,014	199
BYD Co. Ltd., Class H	16,000	810
China Construction Bank Corp., Class H	3,382,741	2,997
China Galaxy Securities Co. Ltd., Class H	926,000	929
China Hongqiao Group Ltd.	383,000	792
China Life Insurance Co. Ltd., Class H	138,000	267
China Lumena New Materials Corp. [1,2]	4,900	—
China Medical System Holdings Ltd.	50,000	48
China Pacific Insurance Group Co. Ltd., Class H	178,800	563
China Railway Group Ltd., Class H	969,000	429
China Resources Pharmaceutical Group Ltd.	239,000	155

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

China — (continued)
China State Construction International Holdings Ltd.	140,000	$181
CITIC Ltd.	416,000	513
COSCO SHIPPING Holdings Co. Ltd., Class H	458,950	724
Geely Automobile Holdings Ltd.	147,000	316
Gree Electric Appliances Inc. of Zhuhai, Class A	40,100	251
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	257
Hello Group Inc. ADR	30,067	190
Hengtong Optic-electric Co. Ltd., Class A	125,200	288
Industrial & Commercial Bank of China, Class H	493,000	352
JD.com Inc. ADR	25,135	1,034
Jiangxi Copper Co. Ltd., Class H	69,000	122
Kuaishou Technology, Class B [1]	31,500	221
Meituan, Class B [1]	67,700	1,362
New China Life Insurance Co. Ltd., Class H	131,300	502
PDD Holdings Inc. ADR [1]	2,360	279
People's Insurance Company Group of China Ltd., Class H	494,000	256
PetroChina Co. Ltd., Class H	408,000	331
Ping An Insurance Group Co. of China Ltd., Class H	314,500	1,877
Pop Mart International Group Ltd.	36,000	728
Qifu Technology Inc. ADR	30,674	1,378
Tencent Holdings Ltd.	99,100	6,332
Tencent Music Entertainment Group ADR	17,619	254
Vipshop Holdings Ltd. ADR	8,976	141
Weibo Corp. ADR	26,892	254
Xiaomi Corp., Class B [1]	110,800	701
Yunnan Yuntianhua Co. Ltd., Class A	79,100	250
Yutong Bus Co. Ltd., Class A	60,400	221
Zhejiang NHU Co. Ltd., Class A	223,891	691
		30,912
France — 13.8%
Alstom S.A. [1]	368,560	8,164
ArcelorMittal S.A.	93,321	2,696
AXA SA	61,956	2,647
BNP Paribas SA	64,057	5,354

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

France — (continued)
Capgemini SE	11,525	$1,732
Cie de Saint-Gobain S.A.	46,319	4,614
Kering S.A.	43,182	8,984
Sanofi S.A.	42,477	4,703
Societe Generale S.A.	47,312	2,134
Sodexo S.A.	16,455	1,057
Worldline S.A. [1]	201,899	1,240
		43,325
Germany — 6.4%
Allianz SE	2,904	1,111
Deutsche Bank AG	9,109	217
Deutsche Telekom AG	102,598	3,788
E.ON AG	113,313	1,711
Heidelberg Materials AG	6,985	1,204
Infineon Technologies AG	150,738	5,025
LANXESS AG	108,333	3,295
SAP SE	14,436	3,868
		20,219
Greece — 0.1%
Eurobank Ergasias Services and Holdings S.A.	91,907	247

Hong Kong — 0.1%
The Link Real Estate Investment Trust [3]	48,000	225

India — 4.1%
Amber Enterprises India Ltd. [1]	2,782	233
Bank of India	234,217	292
Bharti Airtel Ltd.	38,173	772
Canara Bank	355,267	368
Cartrade Tech Ltd. [1]	4,436	85
Chambal Fertilisers and Chemicals Ltd.	40,153	292
Coal India Ltd.	6,590	31
Coforge Ltd.	3,224	302
Divi's Laboratories Ltd.	3,033	204
Dixon Technologies India Ltd.	2,838	435
Firstsource Solutions Ltd.	66,946	265
HDFC Asset Management Co. Ltd.	9,108	426
Hindalco Industries Ltd.	52,183	414

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

India — (continued)
Housing & Urban Development Corp. Ltd.	90,895	$211
Indian Hotels Co. Ltd., Class A	39,063	358
Indus Towers Ltd. [1]	41,203	160
Info Edge India Ltd.	4,404	368
Infosys Ltd. ADR	45,319	827
LIC Housing Finance Ltd.	65,947	433
Lupin Ltd.	21,590	512
Mahindra & Mahindra Ltd.	22,909	711
Max Healthcare Institute Ltd.	21,946	281
Muthoot Finance Ltd.	16,377	455
Natco Pharma Ltd.	21,430	199
National Aluminium Co. Ltd.	162,236	331
Oil & Natural Gas Corp. Ltd.	203,732	585
OneSource Specialty Pharma Ltd. [1]	8,400	172
REC Ltd.	267,201	1,332
Shriram Finance Ltd.	55,924	427
Sun Pharmaceutical Industries Ltd.	39,965	810
Union Bank of India Ltd.	285,632	418
Zydus Lifesciences Ltd.	17,127	177
		12,886
Indonesia — 0.3%
Alamtri Resources Indonesia Tbk PT [1]	173,251	67
Astra International Tbk PT	1,280,700	379
Indo Tambangraya Megah Tbk PT	51,100	71
Indofood Sukses Makmur Tbk PT	386,000	165
Perusahaan Gas Negara Tbk PT	2,338,900	219
United Tractors Tbk PT	138,700	197
		1,098
Italy — 2.8%
Enel SpA	549,062	4,454
UniCredit SpA	77,766	4,365
		8,819
Japan — 8.0%
FANUC Corp.	181,500	4,945
Fujitsu Ltd.	147,400	2,934
Murata Manufacturing Co. Ltd.	180,500	2,784
Nintendo Co. Ltd.	32,100	2,182
Renesas Electronics Corp.	519,900	6,973

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Japan — (continued)
SMC Corp.	11,700	$4,187
Sompo Holdings Inc.	35,200	1,072
		25,077
Malaysia — 0.2%
IHH Healthcare BHD	68,000	106
My EG Services BHD	942,400	195
Sime Darby BHD	399,200	199
Tenaga Nasional BHD	65,700	199
		699
Mexico — 0.2%
Fibra Uno Administracion SA de CV [3]	264,900	309
Gentera SAB de CV	120,000	185
		494
Netherlands — 5.1%
Akzo Nobel NV	94,725	5,834
Heineken NV	36,868	3,006
ING Groep NV	158,938	3,114
Koninklijke Philips NV [1]	165,502	4,213
		16,167
Peru — 0.1%
Credicorp Ltd.	1,347	251

Philippines — 0.0%
International Container Terminal Services Inc.	18,470	115

Poland — 0.3%
ORLEN SA	8,862	156
Powszechny Zaklad Ubezpieczen SA	44,926	653
		809
Qatar — 0.1%
Ooredoo QPSC	74,743	242

Russia — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.7%
Arab National Bank	43,333	266
Arabian Internet & Communications Services Co.	2,666	215

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Saudi Arabia — (continued)
Elm Co.	1,017	$262
Etihad Etisalat Co.	30,375	494
Riyad Bank	51,781	454
Riyadh Cables Group Co.	6,077	205
Saudi National Bank	37,025	353
		2,249
Singapore — 0.7%
United Overseas Bank Ltd.	77,700	2,192

South Africa — 0.2%
Anglogold Ashanti PLC	3,957	148
Growthpoint Properties Ltd. [3]	208,521	148
Sasol Ltd. [1]	69,252	290
		586
South Korea — 3.9%
BH Co. Ltd.	14,851	140
BNK Financial Group Inc.	27,004	189
DB HiTek Co. Ltd.	5,278	155
DB Insurance Co. Ltd.	4,208	254
GS Holdings Corp.	4,634	116
Hana Financial Group Inc.	16,669	681
Hankook Tire & Technology Co. Ltd.	6,958	187
Hanwha Corp.	6,392	179
Hyundai Heavy Industries Co. Ltd.	1,279	176
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	87
Hyundai Mobis Co. Ltd.	3,185	567
Hyundai Motor Co.	4,381	592
Hyundai Rotem Co. Ltd.	8,677	624
Kangwon Land Inc.	27,729	315
Kia Corp.	17,058	1,079
KIWOOM Securities Co. Ltd.	1,790	155
Korea Electric Power Corp.	21,016	310
Korea Gas Corp.	7,367	180
Korean Air Lines Co. Ltd.	19,044	277
Krafton Inc. [1]	1,164	266
KT Corp.	10,422	351
KT&G Corp.	3,165	218
LX INTERNATIONAL CORP.	11,015	190

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

South Korea — (continued)
NAVER Corp.	3,339	$436
OCI Holdings Co. Ltd.	2,733	121
PharmaResearch Co. Ltd.	1,926	438
Samsung Electronics Co. Ltd.	35,491	1,407
Samsung Life Insurance Co. Ltd.	2,661	150
Samsung Securities Co. Ltd.	7,091	220
Shinhan Financial Group Co. Ltd.	10,688	342
SK Hynix Inc.	5,593	746
SK Telecom Co. Ltd.	10,840	408
Woori Financial Group Inc.	39,055	441
Youngone Corp.	6,628	222
		12,219
Sweden — 0.6%
Electrolux AB, Class B [1]	214,512	1,757

Switzerland — 2.5%
Julius Baer Group Ltd.	20,390	1,413
Roche Holding AG	19,403	6,386
		7,799
Taiwan — 4.9%
Accton Technology Corp.	24,000	425
Arcadyan Technology Corp.	21,000	144
Asia Vital Components Co. Ltd.	6,693	95
Asustek Computer Inc.	40,000	744
Cathay Financial Holding Co. Ltd.	294,000	549
Eva Airways Corp.	614,000	755
Evergreen Marine Corp. Taiwan Ltd.	79,400	532
Hon Hai Precision Industry Co. Ltd.	210,292	949
MediaTek Inc.	18,000	776
MPI Corp.	18,000	364
Pou Chen Corp.	205,000	220
Quanta Computer Inc.	39,000	271
Radiant Opto-Electronics Corp.	30,000	164
Sitronix Technology Corp.	7,000	41
Taiwan Semiconductor Manufacturing Co. Ltd.	232,000	6,534
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,542	1,418
Taiwan Surface Mounting Technology Co. Ltd.	68,000	220

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Taiwan — (continued)
Wistron Corp.	104,000	$305
Wiwynn Corp.	6,000	304
Yang Ming Marine Transport Corp.	251,000	568
		15,378
Thailand — 0.2%
Com7, Class F	250,900	143
Krung Thai Bank PCL	615,100	439
Sansiri PCL	1,673,800	70
		652
Turkey — 0.3%
AG Anadolu Grubu Holding AS	22,695	176
Dogus Otomotiv Servis ve Ticaret AS	33,454	202
Enka Insaat ve Sanayi AS	125,578	210
KOC Holding AS	33,843	146
Turk Hava Yollari AO [1]	23,332	191
Turkcell Iletisim Hizmetleri AS	72,346	183
		1,108
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	80,172	237
Aldar Properties PJSC	122,021	279
Emaar Properties PJSC	188,667	683
		1,199
United Kingdom — 23.4%
AstraZeneca PLC	47,509	6,976
Barclays PLC	2,070,960	7,787
Berkeley Group Holdings PLC	36,424	1,695
BP PLC	1,030,669	5,784
British American Tobacco PLC	72,356	2,969
Compass Group PLC	36,780	1,217
Diageo PLC	169,066	4,418
GSK PLC	253,097	4,837
Kingfisher PLC	536,797	1,768
Legal & General Group PLC	710,887	2,242
NatWest Group PLC	117,712	695
Prudential PLC	480,958	5,190
Reckitt Benckiser Group PLC	119,749	8,098
RELX PLC (EUR)	48,567	2,441
Rolls-Royce Holdings PLC [1]	887,945	8,630

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

United Kingdom — (continued)
Segro PLC [3]	211,904	$1,895
Smith & Nephew PLC	140,877	1,981
Smiths Group PLC	9,100	228
Standard Chartered PLC	182,563	2,709
WH Smith PLC	152,822	2,009
		73,569
United States — 1.3%
Carnival Corp. [1]	164,188	3,207
Smurfit WestRock PLC	21,051	948
		4,155
Total Common Stock
(Cost $263,735) — 95.9%		301,388

PREFERENCE STOCK
Brazil — 0.2%
Bradespar SA	109,600	346
Marcopolo SA	197,860	214
Total Preference Stock
(Cost $743) — 0.2%		560

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.29% *	37,689,677	37,690

Total Short-Term Investment
(Cost $37,690) — 12.0%		37,690

Total Investments — 108.1%
(Cost $302,168)		339,638

Liabilities in Excess of Other Assets — (8.1)%		(25,427)

Net Assets — 100.0%		$314,211

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

*	The rate reported is the 7-day effective yield as of March 31, 2025.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
QPSC	Qatari Public Shareholding Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$257	$—	$—		$257
Belgium	—	5,833	—		5,833
Brazil	2,913	—	—		2,913
Canada	7,937	—	—		7,937
China	6,891	24,021	—	^	30,912
France	1,057	42,268	—		43,325
Germany	—	20,219	—		20,219
Greece	—	247	—		247
Hong Kong	—	225	—		225
India	999	11,887	—		12,886
Indonesia	—	1,098	—		1,098
Italy	—	8,819	—		8,819
Japan	—	25,077	—		25,077
Malaysia	106	593	—		699
Mexico	494	—	—		494
Netherlands	—	16,167	—		16,167
Peru	251	—	—		251
Philippines	—	115	—		115
Poland	—	809	—		809
Qatar	242	—	—		242
Russia	—	—	—	^	—
Saudi Arabia	494	1,755	—		2,249
Singapore	—	2,192	—		2,192
South Africa	—	586	—		586

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (concluded)

March 31, 2025 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
South Korea	$—	$12,219	$—	$12,219
Sweden	—	1,757	—	1,757
Switzerland	—	7,799	—	7,799
Taiwan	1,418	13,960	—	15,378
Thailand	—	652	—	652
Turkey	—	1,108	—	1,108
United Arab Emirates	—	1,199	—	1,199
United Kingdom	—	73,569	—	73,569
United States	4,155	—	—	4,155
Total Common Stock	27,214	274,174	—	301,388
Preference Stock
Brazil	560	—	—	560
Total Preference Stock	560	—	—	560
Short-Term Investment	37,690	—	—	37,690
Total Investments in Securities	$65,464	$274,174	$—	$339,638

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Assets and Liabilities (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
3/31/25
ASSETS:
Investments at Value (Cost $302,168)	$339,638
Foreign Currency (Cost $375)	294
Receivable for Investment Securities Sold	1,291
Receivable for Dividends	1,034
Receivable for Tax Reclaims	673
Receivable for Fund Shares Sold	335
Prepaid Expenses	11
Total Assets	343,276
LIABILITIES:
Payable for Investment Securities Purchased	28,535
Payable Due to Adviser	200
Accrued Foreign Capital Gains Tax on Appreciated Securities	160
Unrealized Depreciation on Spot Foreign Currency Contracts	5
Payable for Shareholder Service Fees - Investor Class	5
Payable Due to Administrator	5
Payable for Fund Shares Redeemed	4
Payable for Trustees' Fees	3
Other Accrued Expenses	148
Total Liabilities	29,065
Net Assets	$314,211
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$273,683
Total Distributable Earnings	40,528
Net Assets	$314,211
Net Asset Value Per Share (based on net assets of $289,645,541 ÷ 17,305,831 shares) - Institutional Class	$16.74
Net Asset Value Per Share (based on net assets of $24,565,177 ÷ 1,481,138 shares) - Investor Class	$16.59

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Operations (000)

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
10/01/24 to 3/31/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $288)	$2,710
Total Investment Income	2,710
EXPENSES:
Investment Advisory Fees	1,105
Shareholder Service Fees — Investor Class	30
Administration Fees	25
Custodian Fees	78
Transfer Agent Fees	34
Professional Fees	31
Registration Fees	16
Printing Fees	7
Trustees' Fees	6
Other Fees	10
Total Expenses	1,342
Waiver of Investment Advisory Fees	(6)
Total Waiver	(6)
Net Expenses	1,336
Net Investment Income	1,374

Net Realized Gain (Loss) on:
Investments	12,166
Foreign Capital Gains Tax	(313)
Foreign Currency Transactions	3
Net Realized Gain (Loss)	11,856

Net Unrealized Appreciation (Depreciation) on:
Investments	(13,835)
Accrued Foreign Capital Gains Tax on Appreciated Securities	916
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(96)
Net Unrealized Appreciation (Depreciation)	(13,015)
Net Realized and Unrealized Loss	(1,159)
Net Increase in Net Assets Resulting from Operations	$215

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statements of Changes in Net Assets (000)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
	10/01/24 to 3/31/25 (Unaudited )	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$1,374	$6,393
Net Realized Gain	11,856	14,988
Net Change in Unrealized Appreciation (Depreciation)	(13,015)	41,477

Net Increase in Net Assets Resulting From Operations	215	62,858
DISTRIBUTIONS:
Institutional Class	(22,256)	(6,143)
Investor Class	(2,056)	(516)
Total Distributions to Shareholders	(24,312)	(6,659)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	46,576	14,465
Total Increase in Net Assets	22,479	70,664
NET ASSETS:
Beginning of Period	291,732	221,068
End of Period	$314,211	$291,732

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Financial Highlights

For the Six Months Ended March 31, 2025 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Opportunities Fund
Institutional
2025(1)	18.32	0.09	(0.11)	(0.02)	(0.55)	(1.01)	(1.56)
2024	14.83	0.41	3.51	3.92	(0.40)	(0.03)	(0.43)
2023	11.22	0.36	3.61	3.97	(0.36)	—	(0.36)
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)
2020	12.61	0.21	(0.73)	(0.52)	(0.35)	—	(0.35)
Investor
2025(1)	18.15	0.06	(0.11)	(0.05)	(0.50)	(1.01)	(1.51)
2024	14.70	0.36	3.48	3.84	(0.36)	(0.03)	(0.39)
2023	11.12	0.32	3.58	3.90	(0.32)	—	(0.32)
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)
2020	12.52	0.18	(0.74)	(0.56)	(0.32)	—	(0.32)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

16.74	0.59	289,646	0.95	0.95	1.02	36
18.32	26.99	267,303	0.95	0.99	2.49	69
14.83	35.86	201,687	0.95	1.02	2.52	60
11.22	(25.18)	151,612	0.95	0.97	2.30	60
15.24	31.61	264,723	0.95	0.99	1.67	45
11.74	(4.52)	173,273	0.95	1.02	1.71	55

16.59	0.45	24,565	1.20	1.20	0.74	36
18.15	26.66	24,429	1.20	1.24	2.21	69
14.70	35.53	19,381	1.20	1.27	2.27	60
11.12	(25.37)	14,745	1.20	1.22	2.14	60
15.11	31.36	18,778	1.20	1.24	1.43	45
11.64	(4.84)	11,488	1.19	1.26	1.55	55

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2025, there were no changes to the Fund’s fair value methodologies.

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2025, the Fund received commission recapture payments of $2,049.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2025, the Adviser waived $5,905 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement.

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2025, approximately $3,439 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2025, for the Fund were as follows (000):

Purchases	Sales
$116,166	$99,984

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$6,218	$441	$6,659
2023	5,558	—	5,558

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$9,580
Undistributed Long-Term Capital Gains	12,387
Unrealized Appreciation	42,657
Total Distributable Earnings	$64,624

For the fiscal year ended September 30, 2024, the Fund utilized no short term capital loss carryforwards and $267 (000) of long term capital loss carryforwards.

At March 31, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$302,168	$51,559	$(14,089)	$37,470

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(continued)

7. Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2025 (Unaudited)		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	2,266	$38,607	1,985	$30,611
Shares Issued in Reinvestment of Dividends and Distributions	1,273	19,694	348	5,321
Shares Redeemed	(820)	(13,838)	(1,346)	(21,967)
Increase in Shares Outstanding Derived from Institutional Class Transactions	2,719	44,463	987	13,965
Investor Class
Shares Sold	176	2,978	203	3,328
Shares Issued in Reinvestment of Dividends and Distributions	134	2,055	34	516
Shares Redeemed	(175)	(2,920)	(210)	(3,344)
Increase in Shares Outstanding Derived from Investor Class Transactions	135	2,113	27	500
Net Increase in Shares Outstanding from Capital Share Transactions	2,854	$46,576	1,014	$14,465

8.	Significant Shareholder Concentration

As of March 31, 2025, three of the Fund's shareholders of record owned 67% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

Causeway International Opportunities Fund

Notes to Financial Statements (Unaudited)

(concluded)

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Causeway International Opportunities Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-007-1500

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer
Date: June 4, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer
Date: June 4, 2025